Right of Use Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
RIGHT OF USE ASSETS

NOTE 7 – RIGHT OF USE ASSETS

The total balance of $1,415,752 as of June 30, 2021 represents the net value of two industrial land use rights located in Weihai City, Shandong Province, and Chuxiong City, Yunnan Province. The total cost of land use rights is $1,575,819 and the accumulated amortization is $160,067.

NOTE 7 – RIGHT OF USE ASSETS

The total cost of $1,413,598 as of December 31, 2020 represents the two industrial land use rights located in Weihai City, Shandong Province, and Chuxiong City, Yunnan Province.

The total cost of $3,099,564 as of December 31, 2019 represents the three industrial land use rights located in Shanghai city, Weihai City, Shandong Province, and Chuxiong City, Yunnan Province.

The land use right located in Shanghai city, with a book net value of $1,808,882, and the related building are to be sold to the highest bidder for RMB 74.52 Million (US$11.42 million), and the funds from Yigang (Shanghai) Technology Development Co., Ltd., the buyer, have been placed in escrow administered by the court. Please refer to Note 9.